SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net income before provision for income taxes	$ 1,331,324	$ 1,532,528	$ 2,229,886
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 332,831	$ 383,132	$ 557,471
Changes in valuation allowance	4,305	57,438.00
Effect of income tax rate differences in jurisdictions other than mainland China*	450	271.00
Tax effect of non-deductible items	7,267	(23,573)	10,534
Total income tax provision	$ 344,853	$ 417,268	$ 568,005
Effective tax rates	26.00%	27.00%	25.00%